Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) subsidiary term_loan vessel	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 EUR (€) vessel	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Long-term debt	$ 6,572,922		$ 6,572,922		$ 6,639,546
Unrealized foreign exchange loss	17,342	$ 15,157	$ 20,246	$ 25,671
Teekay LNG | Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Number of debt instruments | term_loan			2
Long-term debt	$ 230,300		$ 230,300		$ 219,700	€ 201.6	€ 208.9
Reference rate on variable rate of the debt instrument			EURIBOR
Number of vessels | vessel	2		2			2
Number of subsidiaries | subsidiary			1
Teekay LNG | Euro-denominated Term Loans due through 2023 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate			2.25%		2.25%
Teekay LNG | Euro-denominated Term Loans due through 2023 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate			0.60%		0.60%